Mineral property interests (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Jun. 08, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Consideration received	$ 1,000
Mineral property interest cost - Cañariaco Copper Royalty	(514)
Transaction costs	(116)
Gain on sale	$ 400	$ 370	$ 0	$ 370	$ 0